Loss per share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
	Six Months ended June 30,
(In thousands of US$ except share data and per share data)	2021	2022
Numerator:
Net loss	(23,568)	(14,204)

Net loss attributable to ordinary shareholders of the Company for computing basic and diluted net loss per share	(23,568)	(14,204)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted net loss per share	283,008,578	291,887,614
Basic and diluted net loss per ordinary share	(0.08)	(0.05)

Schedule of anti-dilutive instruments for diluted earnings per share
	Six Months ended June 30,
	2021	2022
Restricted Shares	6,021,500	1,552,840
Share options awards	20,024,197	18,860,880
Total	26,045,697	20,413,720